Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Life Insurance Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit plan expense		$ (3)		$ (2)
Accrued interest payable and other liabilities Total		$ 210		213
401 (k) plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of amount allowable under federal tax regulations		25.00%
Percentage of compensation contributed under federal tax regulations		8.00%
Benefit plan expense		$ 49		52
Salary Continuation Agreement [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit plan expense		10		11
Accrued interest payable and other liabilities Total		218		$ 233
Annual benefit for 20 years		$ 25
Duration of Annual benefit		20 years
Multi-employer pension plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unfunded liability			$ 53		$ 36
CFBank's contributions			$ 22
Funded status			94.90%		96.52%
Total contributions made to Pentegra DB Plan					$ 163	$ 191
Percentage of amount allowable under federal tax regulations					5.00%	5.00%
Multi-employer pension plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
CFBank's contributions	$ 42